Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Accounts receivable	$ 109,155	$ 102,816
Indirect tax receivables	31,538	32,815
Credit card receivables	3,429	87,791
Other	27,142	15,596
Total	$ 171,264	$ 239,018